Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Summit Global Investments | SGI Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the SGI Global Equity Fund (for this section only, the "Fund") is to seek long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled "Shareholder Information — Sales Charges" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge." Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. For the fiscal year ended August 31, 2019, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Additionally, you may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I Shares of the Fund, which are not reflected in the tables or the examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class A Shares and Class C Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 in Class I Shares or $10,000 in Class A Shares or Class C Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.

The Fund's investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.The Fund's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market. The Fund may invest in securities of foreign issuers either directly or through depository receipts, including American Depository Receipts ("ADRs"). The Fund may also invest in other registered investment companies, including exchange-traded funds ("ETFs"). The Fund may invest in or have exposure to companies of any size, but primarily invests in large- and mid- capitalization companies.

The Adviser attempts to lower the Fund's market risk by investing in equity securities that lower the overall volatility of the Fund's portfolio as compared to global equity benchmarks. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock if these risks are deemed elevated with increased downside risks, due to environmental, social and/or governance ("ESG") issues. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund's volatility, there is no guarantee that the strategy will be successful or that the Fund's portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

  ■ Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

  ■ Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

  ■ Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

  ■ Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

  ■ Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund's exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund's results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

  ■ Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian (each a "Foreign Custodian"). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund's ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

  ■ Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

  ■ High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. For the last fiscal year, the annual portfolio turnover rate of the Fund was lower than 100%, but the Fund's portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

  ■ Investment Companies and ETFs Risk. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs maybe thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

  ■ Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

  ■ Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Fund's gains in rising markets.

  ■ Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

  ■ Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

  ■ Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

  ■ Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

  ■ Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Returns shown were generated under the management of the Fund's former investment adviser and reflect a previous investment strategy. The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the "Predecessor Fund"). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The performance shown for periods prior to March 21, 2014 is that of the Predecessor Fund.

The Board approved the Adviser to serve as the Global Equity Fund's investment adviser effective January 1, 2017. Returns shown for periods prior to January 1, 2017 were generated under the management of the Global Equity Fund's former investment adviser.

The chart below illustrates the performance of the Fund's Class I Shares. Performance for Class A Shares and Class C Shares is not shown because Class A Shares and Class C Shares had not commenced operations prior to the date of this Prospectus. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 855-744-8500.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sgiam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 23.87% (quarter ended September 30, 2013)
Worst Quarter: -16.50% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2019: 19.78%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Returns After Taxes on Distributions and Sale of Fund Shares " may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's Class I Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Summit Global Investments | SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGLIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%
One Year	rr_ExpenseExampleYear01	$ 8,575
Three Years	rr_ExpenseExampleYear03	32,606
Five Years	rr_ExpenseExampleYear05	58,544
Ten Years	rr_ExpenseExampleYear10	$ 132,750
Annual Return 2010	rr_AnnualReturn2010	50.67%
Annual Return 2011	rr_AnnualReturn2011	4.61%
Annual Return 2012	rr_AnnualReturn2012	6.60%
Annual Return 2013	rr_AnnualReturn2013	42.06%
Annual Return 2014	rr_AnnualReturn2014	5.00%
Annual Return 2015	rr_AnnualReturn2015	9.08%
Annual Return 2016	rr_AnnualReturn2016	(10.31%)
Annual Return 2017	rr_AnnualReturn2017	24.60%
Annual Return 2018	rr_AnnualReturn2018	(2.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	15.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
Summit Global Investments | SGI Global Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGLAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 630
Three Years	rr_ExpenseExampleYear03	908
Five Years	rr_ExpenseExampleYear05	1,206
Ten Years	rr_ExpenseExampleYear10	$ 2,052
Summit Global Investments | SGI Global Equity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SGLOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.84%
One Year	rr_ExpenseExampleYear01	$ 187
Three Years	rr_ExpenseExampleYear03	635
Five Years	rr_ExpenseExampleYear05	1,109
Ten Years	rr_ExpenseExampleYear10	$ 2,420
Summit Global Investments | SGI Global Equity Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
Summit Global Investments | SGI Global Equity Fund | After Taxes on Distributions | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.16%)	[5]
5 Years	rr_AverageAnnualReturnYear05	3.42%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.27%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[5]
Summit Global Investments | SGI Global Equity Fund | After Taxes on Distributions and Sales | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009

[1]	"Other Expenses" for Class A Shares and Class C Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	Summit Global Investments, LLC (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2020 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.84%, 1.09%, and 1.84% of the Fund's average daily net assets attributable to Class I Shares, Class A and Class C Shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.84%,1.09% or 1.84%, as applicable: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2020 without the approval of the Board of Directors of The RBB Fund, Inc. (the "Company"). If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.84%, 1.09% and 1.84%, of the Fund's average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[3]	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.
[4]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Returns After Taxes on Distributions and Sale of Fund Shares " may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.